EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,
	2022	2021	2020
Income (loss) available to common shareholders (in Euros)	€(2,933,058)	€699,890	€(1,703,668)
Weighted average number of shares for the computation of basic EPS	34,392,598	32,129,047	29,148,108
Basic EPS (in Euros)	€(0.09)	€0.02	€(0.06)
Effect of dilutive securities	2,502,171	293,824	622,723
Weighted average number of shares for the computation of diluted EPS	34,392,598	32,422,871	29,148,108
Diluted EPS income / (loss) (in Euros)	€(0.09)	€0.02	€(0.06)